UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06515

Morgan Stanley Flexible Income Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Arthur Lev 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	October 31, 2011

Date of reporting period:	October 31, 2011

Item 1 - Report to Shareholders

2

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Flexible Income Trust performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report (unaudited)

For the year ended October 31, 2011

Total Return for the 12 Months Ended October 31, 2011
Class A	Class B	Class C	Class I	Barclays Capital Intermediate U.S. Government/ Credit Index[1]	Lipper Multi- Sector Income Funds Index[2]
4.87%	4.19%	4.24%	5.09%	3.22%	3.91%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

Financial markets were volatile during much of the 12-month period, starting with political upheaval across the Middle East at the beginning of 2011. The earthquake and tsunami in Japan further disrupted markets in March, as investors feared supply chain disruptions for electronics and auto components. In the U.S., the focus during the summer was on the U.S. debt ceiling issue and Standard & Poor's downgrade of the U.S.'s credit rating from AAA to AA+ in August. The last three months of the period were the most volatile as concerns about the European sovereign debt crisis and a slowdown in global growth led to a huge sell-off in risky assets.

The Federal Reserve's second round of quantitative easing ("QE2"), an asset purchase program intended to stimulate the economy by encouraging banks to lend, ended in June. Amidst renewed weakness in economic indicators in the second half of the period, the Fed announced that they would extend the maturity of their Treasury holdings to put downward pressure on longer-term interest rates. In addition, to provide support to the mortgage market, they will re-invest principal payments from their mortgage and agency holdings into mortgages instead of Treasuries.

The corporate sector underperformed Treasuries as spreads widened during the period. Overall investment-grade corporate spreads ended the period almost 60 basis points wider after tightening about 40 basis points in first few months of the reporting period. After dramatic price declines in August and September, the Barclays Capital High Yield Corporate Index rebounded in October to return 5.17 percent for the period. High yield corporate spreads over Treasuries ended 92 basis points wider over the period. Although the volatility in the past two months, the fundamentals of the sector remain strong. While concerns about the European debt crisis and weakening economic growth have resulted in volatility recently, we believe the fundamentals of the corporate sector remain strong.

Emerging market ("EM") fixed income (as represented by the J.P. Morgan EMBI Global Index) returned 4.05 percent for the year. EM external debt, like most risk assets, generally underperformed Treasuries during the period. The risk premium on the J.P. Morgan EMBI Global Index widened 109 basis points to 392 basis points above Treasuries. Inflation continued to be an important concern in the emerging markets as rising food and energy prices prompted emerging market central banks to remain vigilant. Against this backdrop, many emerging market central banks resumed monetary tightening policies to combat inflationary pressures, while others tightened regulations in lieu of rate hikes. In some cases, the authorities took steps to curb capital inflows and/or rises in currencies through capital controls. In the past few months, EM central banks have kept and/or cut rates as central banks prioritized growth over inflation due to the threat of a developed market-led global slowdown.

Performance Analysis

All share classes of Morgan Stanley Flexible Income Trust outperformed the Barclays Capital Intermediate U.S. Government/Credit Index (the "Index") and the Lipper Multi-Sector Income Funds Index for the 12 months ended October 31, 2011, assuming no deduction of applicable sales charges.

Corporate, emerging markets and non-agency mortgage bonds were among the Fund's largest exposures during the period. The Fund's underweight to investment-grade credit was additive to relative performance but was offset by weakness from the high-yield allocation (which is not represented in the Index). The Fund's interest rate positioning contributed to performance. This was primarily due to the Portfolio's positioning to benefit from an anticipated flattening (or, reduction in the difference of yield spreads) between the short and intermediate parts of the yield curve. However, the Fund's emerging markets exposure was a modest detractor.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION+ as of 10/31/11
Domestic Corporate Bonds	56.9%
Foreign Government & Corporate Bonds	23.6
U.S. Treasury Securities	5.3
Short-Term Investments	4.8
Mortgages — Other	4.4
Asset-Backed Securities	1.9
Municipal Bonds	1.2
Preferred Stocks	0.7
Agency Fixed Rate Mortgages	0.6
Collateralized Mortgage Obligations — Agency Collateral Series	0.4
Convertible Preferred Stock	0.2
Common Stocks	0.0	++

+  Does not include open long/short futures contracts with an underlying face amount of $21,494,079 with net unrealized appreciation of $46,741. Also does not include open swap agreements with net unrealized depreciation of $553,650 and open foreign currency exchange contracts with net unrealized appreciation of $65,076 and the value of securities held as collateral on loaned securities.

++  Amount is less than 0.05%

LONG-TERM CREDIT ANALYSIS as of 10/31/11
AAA	0.4%
AA	11.2
A	5.9
BBB	20.4
BB	25.9
BB or less	31.7
Not Rated	4.5

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. All percentages for portfolio composition are as a percentage of total investments and all percentages for long-term credit analysis are as a percentage of total long-term investments.

Security ratings disclosed with the exception for those labeled "not rated" have been rated by at least one Nationally Recognized Statistical Rating Organization ("NRSRO"). These ratings are obtained from Standard & Poor's Ratings Group ("S&P"), Moody's Investors Services, Inc ("Moody's") or Fitch Ratings ("Fitch"). If two or more NRSROs have assigned a rating to a security, the highest rating is used and if securities are not rated, the Investment Adviser has deemed them to be of comparable quality. Ratings from Moody's or Fitch, when used, are converted into their equivalent S&P rating. Morgan Stanley is a full- service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in a portfolio of fixed-income securities. The Fund's "Adviser," Morgan Stanley Investment Management Inc., will allocate the Fund's investments among the following asset classes or market segments: (1) corporate securities, (2) residential and commercial mortgage-backed securities, (3) asset backed securities, (4) emerging market securities, (5) convertible securities, (6) U.S. government securities and foreign sovereign debt, and (7) currency derivatives. Securities may be rated either investment grade or below investment grade and denominated in any currency, hedged or un-hedged. The amount of the Fund's assets committed to any one asset class or market segment will fluctuate. However, the Fund may invest up to 65 percent of its net assets in any one asset class or market segment. The Adviser has the flexibility to select any combination of at least two asset classes of the aforementioned groups depending upon market conditions and the current economic environment and, as a result, at any given time the Fund's assets may be invested in certain groups and not others.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our web site at www.morganstanley.com. It is also available on the SEC's web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com. This information is also available on the SEC's web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary (unaudited)

Performance of $10,000 Investment—Class B
Over 10 Years

Average Annual Total Returns—Period Ended October 31, 2011 (unaudited)
Symbol	Class A Shares* (since 07/28/97) DINAX		Class B Shares** (since 04/09/92) DINBX		Class C Shares† (since 07/28/97) DINCX		Class I Shares†† (since 07/28/97) DINDX
1 Year	4.87 0.41 [4]	%[3]	4.19 –0.76 [4]	%[3]	4.24 3.25 [4]	%[3]	5.09 —%[3]
5 Years	4.62 [3] 3.72 [4]		4.01 [3] 3.70 [4]		4.00 [3] 4.00 [4]		4.92 [3] —
10 Years	6.03 [3] 5.58 [4]		5.51 [3] 5.51 [4]		5.39 [3] 5.39 [4]		6.30 [3] —
Since Inception	3.63 [3] 3.32 [4]		4.25 [3] 4.25 [4]		2.99 [3] 2.99 [4]		3.89 [3] —

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class I shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges.

*  The maximum front-end sales charge for Class A is 4.25%.

**  The maximum contingent deferred sales charge ("CDSC") for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class I has no sales charge.

(1)  The Barclays Capital Intermediate U.S. Government/Credit Index tracks the performance of U.S. government and corporate obligations, including U.S. government agency and Treasury securities, and corporate and Yankee bonds with maturities of 1 to 10 years. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper Multi-Sector Income Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Multi-Sector Income Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper Multi-Sector Income Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

‡  Ending value assuming a complete redemption on October 31, 2011.

Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 05/01/11 – 10/31/11.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	05/01/11	10/31/11	05/01/11 – 10/31/11
Class A
Actual (1.37% return)	$1,000.00	$1,013.70	$5.38
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.86	$5.40
Class B
Actual (1.04% return)	$1,000.00	$1,010.40	$8.41
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.84	$8.44
Class C
Actual (1.06% return)	$1,000.00	$1,010.60	$8.41
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.84	$8.44
Class I
Actual (1.49% return)	$1,000.00	$1,014.90	$4.11
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.12	$4.13

  @  Expenses are equal to the Fund's annualized expense ratios of 1.06%, 1.66%, 1.66% and 0.81% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator (as defined herein) under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2010, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that while the Fund's management fee was lower than its peer group average, the total expense ratio was higher than its peer group average. After discussion, the Board concluded that (i) the Fund's performance was acceptable; (ii) the Fund's management fee was competitive with its peer group average; and (iii) the Fund's total expense ratio was acceptable given the quality and nature of services provided.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

Morgan Stanley Flexible Income Trust

Portfolio of Investments  ■  October 31, 2011

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Foreign Government & Corporate Bonds (23.8%)
	Argentina (0.7%)
	Sovereign
$677	Argentina Bonos	7.00%	10/03/15	$604,053
	Australia (1.8%)
	Basic Materials (0.8%)
135	FMG Resources August 2006 Pty Ltd. (a)(b)	6.375	02/01/16	131,625
580	FMG Resources August 2006 Pty Ltd. (a)	6.875	02/01/18	559,700
				691,325
	Communications (0.2%)
145	Telstra Corp., Ltd. (a)	4.80	10/12/21	154,435
	Consumer, Cyclical (0.1%)
130	Wesfarmers Ltd. (a)	2.983	05/18/16	131,924
	Finance (0.7%)
150	Dexus Diversified Trust/Dexus Office Trust (a)(b)	5.60	03/15/21	147,313
250	Goodman Funding Pty Ltd. (a)	6.375	04/15/21	253,083
225	WEA Finance LLC (a)	4.625	05/10/21	223,203
				623,599
	Total Australia			1,601,283
	Belgium (0.5%)
	Consumer, Non-Cyclical
437	Delhaize Group SA	5.70	10/01/40	452,397
	Belize (0.0%)
	Sovereign
50	Government of Belize	6.00	02/20/29	30,500
	Brazil (2.3%)
	Basic Materials (0.2%)
185	Vale Overseas Ltd.	5.625	09/15/19	201,453
30	Vale Overseas Ltd.	6.875	11/10/39	34,873
				236,326
	Consumer, Non-Cyclical (0.5%)
415	JBS USA LLC/JBS USA Finance, Inc.	11.625	05/01/14	460,650
	Energy (0.3%)
225	Petrobras International Finance Co.	5.75	01/20/20	243,890

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments  ■  October 31, 2011 continued

PRINCIPAL AMOUNT IN THOUSANDS			COUPON RATE	MATURITY DATE	VALUE
		Sovereign (1.3%)
	$160	Banco Nacional de Desenvolvimento, Economico e Social (a)	5.50%	07/12/20	$174,080
	250	Banco Nacional de Desenvolvimento, Economico e Social (a)	6.369	06/16/18	285,750
	100	Brazilian Government International Bond	4.875	01/22/21	110,950
	378	Brazilian Government International Bond	5.875	01/15/19	445,095
	110	Brazilian Government International Bond	7.125	01/20/37	147,675
					1,163,550
		Total Brazil			2,104,416
		Canada (0.7%)
		Basic Materials
	100	Goldcorp, Inc. (b)	2.00	08/01/14	129,750
	440	Nova Chemicals Corp.	8.375	11/01/16	486,750
		Total Canada			616,500
		Chile (0.1%)
		Finance
CLP	50,000	Banco Santander Chile	6.50	09/22/20	101,031
		Croatia (0.1%)
		Sovereign
	$100	Croatia Government International Bond (a)	6.625	07/14/20	99,125
		Denmark (0.0%)
		Finance
DKK	(c)	Nordea Kredit Realkreditaktieselskab, Series ANN	5.00	07/01/29	16
	148	Realkredit Danmark A/S	6.00	10/01/29	29,886
		Total Denmark			29,902
		Dominican Republic (0.1%)
		Sovereign
	$55	Dominican Republic International Bond	9.04	01/23/18	61,480
		Ecuador (0.2%)
		Sovereign
	158	Ecuador Government International Bond	9.375	12/15/15	156,420

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments  ■  October 31, 2011 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	France (0.4%)
	Finance
$190	BNP Paribas SA (b)	5.00%	01/15/21	$191,380
200	Societe Generale SA (a)	5.20	04/15/21	184,504
	Total France			375,884
	Ghana (0.4%)
	Sovereign
359	Republic of Ghana (a)	8.50	10/04/17	403,875
	Indonesia (0.7%)
	Sovereign
115	Indonesia Government International Bond	7.75	01/17/38	156,975
215	Indonesia Government International Bond (a)	11.625	03/04/19	321,425
170	Majapahit Holding BV	7.75	01/20/20	198,262
	Total Indonesia			676,662
	Italy (0.8%)
	Communications (0.3%)
250	Wind Acquisition Finance SA (a)	11.75	07/15/17	248,750
	Finance (0.1%)
100	Intesa Sanpaolo SpA (a)	6.50	02/24/21	92,427
	Utilities (0.4%)
375	Enel Finance International N.V. (a)	5.125	10/07/19	363,582
	Total Italy			704,759
	Kazakhstan (0.7%)
	Sovereign
200	Development Bank of Kazakhstan JSC (a)	5.50	12/20/15	210,000
120	Intergas Finance BV	6.375	05/14/17	127,800
140	KazMunayGas National Co. (a)	6.375	04/09/21	149,450
100	KazMunayGas National Co. (a)	9.125	07/02/18	122,000
	Total Kazakhstan			609,250
	Korea, Republic of (0.2%)
	Sovereign
200	Korea Development Bank (d)	3.875	05/04/17	200,331

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments  ■  October 31, 2011 continued

PRINCIPAL AMOUNT IN THOUSANDS			COUPON RATE	MATURITY DATE	VALUE
		Lithuania (0.2%)
		Sovereign
	$100	Lithuania Government International Bond (a)	6.125%	03/09/21	$103,500
	100	Lithuania Government International Bond	7.375	02/11/20	112,130
		Total Lithuania			215,630
		Luxembourg (1.3%)
		Basic Materials (0.2%)
	165	ArcelorMittal	9.85	06/01/19	196,017
		Communications (0.6%)
	360	Intelsat Jackson Holdings SA	9.50	06/15/16	376,650
	169	Intelsat Luxembourg SA (e)	11.50	02/04/17	169,227
					545,877
		Technology (0.5%)
	445	Sensata Technologies BV (a)	6.50	05/15/19	447,225
		Total Luxembourg			1,189,119
		Mexico (2.4%)
		Consumer, Non-Cyclical (0.2%)
	145	Grupo Bimbo SAB de CV (a)	4.875	06/30/20	153,217
		Industrials (0.1%)
	110	Cemex SAB de CV (a)	9.00	01/11/18	92,950
		Sovereign (2.1%)
MXN	3,930	Mexican Bonos	8.00	06/11/20	335,504
	$130	Mexico Government International Bond	6.05	01/11/40	153,075
	110	Mexico Government International Bond	6.75	09/27/34	137,775
	180	Pemex Project Funding Master Trust	6.625	06/15/35	198,000
	123	Pemex Project Funding Master Trust	6.625	06/15/38	135,300
	780	Petroleos Mexicanos	5.50	01/21/21	840,450
	123	Petroleos Mexicanos	8.00	05/03/19	154,672
					1,954,776
		Total Mexico			2,200,943
		Netherlands (0.3%)
		Finance
	225	Aegon N.V.	4.625	12/01/15	229,479

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments  ■  October 31, 2011 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	New Zealand (0.4%)
	Industrials
$525	Pactiv Corp. (b)	7.95%	12/15/25	$380,625
	Peru (0.4%)
	Sovereign
150	Peruvian Government International Bond	7.35	07/21/25	196,500
113	Peruvian Government International Bond	8.75	11/21/33	170,348
	Total Peru			366,848
	Philippines (0.6%)
	Sovereign
170	Philippine Government International Bond	4.00	01/15/21	173,825
300	Philippine Government International Bond	8.375	06/17/19	392,625
	Total Philippines			566,450
	Russia (2.1%)
	Sovereign
214	Russian Agricultural Bank OJSC Via RSHB Capital SA (a)	6.299	05/15/17	224,968
220	Russian Agricultural Bank OJSC Via RSHB Capital SA (a)	7.175	05/16/13	232,650
500	Russian Foreign Bond - Eurobond	5.00	04/29/20	521,250
830	Russian Foreign Bond - Eurobond	7.50	03/31/30	985,613
	Total Russia			1,964,481
	Spain (0.5%)
	Finance (0.2%)
200	BBVA US Senior SAU	3.25	05/16/14	195,040
	Utilities (0.3%)
225	Iberdrola Finance Ireland Ltd. (a)	5.00	09/11/19	223,544
	Total Spain			418,584
	Sweden (0.5%)
	Finance
250	Nordea Bank AB (a)(b)	4.875	05/13/21	224,762
270	Svenska Handelsbanken AB	3.125	07/12/16	275,198
	Total Sweden			499,960

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments  ■  October 31, 2011 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Switzerland (0.5%)
	Finance
$250	ABB Treasury Center USA, Inc. (a)	2.50%	06/15/16	$253,855
175	UBS AG	5.75	04/25/18	185,358
	Total Switzerland			439,213
	Turkey (1.2%)
	Sovereign
130	Turkey Government International Bond	5.625	03/30/21	137,800
14	Turkey Government International Bond	6.75	04/03/18	15,890
177	Turkey Government International Bond	6.875	03/17/36	196,912
240	Turkey Government International Bond	7.00	03/11/19	278,400
50	Turkey Government International Bond	7.50	07/14/17	58,625
130	Turkey Government International Bond	7.50	11/07/19	155,350
210	Turkey Government International Bond	8.00	02/14/34	262,500
	Total Turkey			1,105,477
	Ukraine (0.8%)
	Sovereign
240	Ukraine Government International Bond	6.58	11/21/16	229,200
300	Ukraine Government International Bond	6.75	11/14/17	280,500
160	Ukraine Government International Bond	7.75	09/23/20	154,000
100	Ukraine Government International Bond (a)	7.75	09/23/20	96,250
	Total Ukraine			759,950
	United Kingdom (1.1%)
	Communications (0.3%)
270	Virgin Media Finance PLC, Series 1	9.50	08/15/16	302,400
	Finance (0.5%)
195	HBOS PLC, Series G (a)	6.75	05/21/18	169,788
110	HSBC Holdings PLC (b)	5.10	04/05/21	118,701
160	Standard Chartered Bank (a)	6.40	09/26/17	164,748
				453,237
	Industrials (0.3%)
235	BAA Funding Ltd. (a)	4.875	07/15/21	240,242
	Total United Kingdom			995,879
	Uruguay (0.2%)
	Sovereign
107	Uruguay Government International Bond	8.00	11/18/22	142,310

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments  ■  October 31, 2011 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Venezuela (1.6%)
	Sovereign
$574	Petroleos de Venezuela SA	8.50%	11/02/17	$417,585
100	Venezuela Government International Bond	6.00	12/09/20	60,250
328	Venezuela Government International Bond	7.00	03/31/38	189,420
200	Venezuela Government International Bond	7.65	04/21/25	125,500
104	Venezuela Government International Bond	9.00	05/07/23	71,760
792	Venezuela Government International Bond (b)	9.25	09/15/27	576,180
	Total Venezuela			1,440,695
	Total Foreign Government & Corporate Bonds (Cost $21,028,579)			21,743,511
	Domestic Corporate Bonds (57.2%)
	Basic Materials (2.9%)
135	Barrick North America Finance LLC	4.40	05/30/21	146,641
260	Boise Paper Holdings LLC/Boise Finance Co.	9.00	11/01/17	279,500
350	CF Industries, Inc.	6.875	05/01/18	399,875
250	Georgia-Pacific LLC	8.875	05/15/31	363,603
740	JMC Steel Group (a)	8.25	03/15/18	736,300
403	Lyondell Chemical Co.	8.00	11/01/17	455,390
270	Solutia, Inc.	8.75	11/01/17	295,313
				2,676,622
	Communications (7.2%)
515	CCO Holdings LLC/CCO Holdings Capital Corp.	6.50	04/30/21	517,575
100	CenturyLink, Inc.	6.45	06/15/21	100,346
375	Cincinnati Bell, Inc.	8.375	10/15/20	383,438
500	CommScope, Inc. (a)	8.25	01/15/19	495,000
340	Cricket Communications, Inc. (a)	7.75	10/15/20	289,000
670	CSC Holdings LLC	8.625	02/15/19	763,800
545	DISH DBS Corp.	6.625	10/01/14	570,887
115	Earthlink, Inc.	8.875	05/15/19	109,681
300	EH Holding Corp. (a)	7.625	06/15/21	312,000
45	Expedia, Inc.	5.95	08/15/20	45,609
185	Frontier Communications Corp.	9.00	08/15/31	182,225
535	inVentiv Health, Inc. (a)	10.00	08/15/18	516,275
168	Liberty Interactive LLC	3.125	03/30/23	188,160
359	Liberty Interactive LLC	3.50	01/15/31	202,835
150	Omnicom Group, Inc. (b)(j)	0.00	07/01/38	159,375
150	SBA Communications Corp.	1.875	05/01/13	163,125
155	Sprint Capital Corp. (b)	6.90	05/01/19	129,813
200	Symantec Corp., Series B (b)	1.00	06/15/13	233,000

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments  ■  October 31, 2011 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$100	Verizon Communications, Inc. (d)	4.75%	11/01/41	$102,824
55	Windstream Corp. (b)	7.75	10/01/21	57,613
565	Windstream Corp.	7.875	11/01/17	613,025
455	XM Satellite Radio, Inc. (a)	7.625	11/01/18	492,537
				6,628,143
	Consumer, Cyclical (6.7%)
290	AMC Entertainment, Inc.	8.75	06/01/19	308,125
275	AmeriGas Partners LP/AmeriGas Finance Corp.	6.50	05/20/21	273,625
250	Ameristar Casinos, Inc. (a)	7.50	04/15/21	257,500
200	Caesars Entertainment Operating Co., Inc. (b)	10.00	12/15/18	151,750
495	Caesars Entertainment Operating Co., Inc.	11.25	06/01/17	532,125
200	Chrysler Group LLC/CG Co-Issuer, Inc. (a)	8.00	06/15/19	185,000
465	Dana Holding Corp.	6.50	02/15/19	470,813
150	DR Horton, Inc., Series DHI	2.00	05/15/14	165,750
180	Gap, Inc. (The)	5.95	04/12/21	171,260
110	Hyatt Hotels Corp. (a)	6.875	08/15/19	121,289
60	Ingram Micro, Inc.	5.25	09/01/17	63,112
100	International Game Technology (b)	3.25	05/01/14	120,125
530	Lennar Corp.	6.95	06/01/18	520,725
125	Levi Strauss & Co. (b)	7.625	05/15/20	128,438
515	MGM Resorts International (b)	7.625	01/15/17	481,525
190	QVC, Inc. (a)	7.125	04/15/17	203,300
200	RadioShack Corp. (a)	2.50	08/01/13	194,750
3,904	Resort at Summerlin LP, Series B (e)(f)(g)(h)(i)	13.00	12/15/07	0
150	Tech Data Corp.	2.75	12/15/26	152,438
110	Tenneco, Inc.	6.875	12/15/20	113,300
390	Tenneco, Inc.	7.75	08/15/18	411,450
260	TRW Automotive, Inc. (a)	8.875	12/01/17	286,000
200	Wyndham Worldwide Corp.	5.625	03/01/21	205,459
535	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.	7.75	08/15/20	591,175
				6,109,034
	Consumer, Non-Cyclical (16.0%)
85	Altria Group, Inc.	9.25	08/06/19	113,162
150	Amgen, Inc., Series B	0.375	02/01/13	149,063
400	Apria Healthcare Group, Inc.	11.25	11/01/14	391,000
570	Aptalis Pharma, Inc.	12.75	03/01/16	607,050
1,045	ARAMARK Corp. (b)	8.50	02/01/15	1,089,412
183	Archer-Daniels-Midland Co.	0.875	02/15/14	185,516
145	Boston Scientific Corp.	6.00	01/15/20	162,191
140	Bunge Ltd. Finance Corp.	8.50	06/15/19	171,506

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments  ■  October 31, 2011 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$150	Cephalon, Inc.	2.50%		05/01/14	$187,312
1,055	Constellation Brands, Inc. (b)	7.25		05/15/17	1,165,775
165	Coventry Health Care, Inc.	5.45		06/15/21	181,171
730	Del Monte Foods Co. (a)(b)	7.625		02/15/19	697,150
225	Fresenius Medical Care US Finance, Inc. (a)	6.50		09/15/18	237,375
185	Gilead Sciences, Inc.	1.00		05/01/14	205,350
50	Gilead Sciences, Inc.	4.50		04/01/21	54,062
1,655	HCA, Inc.	7.69		06/15/25	1,547,425
250	Healthsouth Corp.	7.75		09/15/22	251,250
505	IASIS Healthcare LLC/IASIS Capital Corp. (a)	8.375		05/15/19	469,650
1,010	Jarden Corp.	7.50		05/01/17	1,085,750
480	Kindred Healthcare, Inc. (a)	8.25		06/01/19	427,200
150	Life Technologies Corp.	1.50		02/15/24	150,000
150	Molson Coors Brewing Co.	2.50		07/30/13	159,000
150	Mylan, Inc.	1.25		03/15/12	151,500
115	Quest Diagnostics, Inc.	6.95		07/01/37	144,551
1,020	RSC Equipment Rental, Inc./RSC Holdings III LLC	8.25		02/01/21	1,040,400
13	Select Medical Corp.	7.625		02/01/15	12,155
287	Select Medical Holdings Corp. (b)	6.267	(k)	09/15/15	246,820
1,055	SUPERVALU, Inc. (b)	8.00		05/01/16	1,113,025
320	Ticketmaster Entertainment LLC/Ticketmaster Noteco, Inc.	10.75		08/01/16	336,000
470	TreeHouse Foods, Inc.	7.75		03/01/18	506,425
400	Valeant Pharmaceuticals International (a)(b)	6.50		07/15/16	402,000
330	Valeant Pharmaceuticals International (a)	7.25		07/15/22	326,700
140	Verisk Analytics, Inc.	5.80		05/01/21	155,652
535	Warner Chilcott Co. LLC/Warner Chilcott Finance LLC	7.75		09/15/18	560,412
					14,683,010
	Energy (6.2%)
157	Alpha Natural Resources, Inc. (b)	2.375		04/15/15	152,879
260	Alpha Natural Resources, Inc. (b)	6.25		06/01/21	258,050
150	Chesapeake Energy Corp.	2.75		11/15/35	163,313
725	Concho Resources, Inc.	7.00		01/15/21	786,625
470	Continental Resources, Inc.	7.125		04/01/21	509,950
595	Denbury Resources, Inc.	9.75		03/01/16	661,937
175	Energy Transfer Partners LP	9.00		04/15/19	210,831
375	Energy XXI Gulf Coast, Ltd.	9.25		12/15/17	401,250
75	EQT Corp.	8.125		06/01/19	89,368
500	Linn Energy LLC/Linn Energy Finance Corp. (a)	6.50		05/15/19	505,000

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments  ■  October 31, 2011 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$95	Marathon Petroleum Corp. (a)	5.125%	03/01/21	$102,862
450	MarkWest Energy Partners LP/MarkWest Energy Finance Corp. (d)	6.25	06/15/22	462,375
350	QEP Resources, Inc.	6.875	03/01/21	379,750
500	Venoco, Inc.	8.875	02/15/19	471,250
396	Williams Cos., Inc. (The)	7.875	09/01/21	501,174
				5,656,614
	Finance (11.8%)
1,070	Ally Financial, Inc.	6.25	12/01/17	1,060,637
720	Ally Financial, Inc.	7.50	09/15/20	729,900
190	Ares Capital Corp. (a)	5.75	02/01/16	186,438
200	Brandywine Operating Partnership LP	4.95	04/15/18	194,247
83	CA FM Lease Trust (a)(g)	8.50	07/15/17	94,187
400	Citigroup, Inc. (See Note 6)	8.50	05/22/19	495,686
255	CNA Financial Corp.	5.75	08/15/21	257,826
300	Digital Realty Trust LP	4.50	07/15/15	304,734
320	Discover Bank (b)	7.00	04/15/20	334,702
500	Dolphin Subsidiary II, Inc. (a)	7.25	10/15/21	537,500
250	Ford Motor Credit Co. LLC	7.00	04/15/15	273,125
155	General Electric Capital Corp. (b)	5.30	02/11/21	165,264
150	Genworth Financial, Inc.	7.20	02/15/21	135,581
155	Hartford Financial Services Group, Inc.	5.50	03/30/20	159,189
225	HCP, Inc.	5.625	05/01/17	236,252
150	Health Care REIT, Inc.	4.75	07/15/27	167,438
1,010	International Lease Finance Corp. (b)	8.25	12/15/20	1,047,875
90	MetLife, Inc.	7.717	02/15/19	113,021
75	NASDAQ OMX Group, Inc. (The)	5.55	01/15/20	76,625
125	Nationwide Financial Services (a)	5.375	03/25/21	124,765
651	NSG Holdings LLC/NSG Holdings, Inc. (a)	7.75	12/15/25	651,000
100	Prudential Financial, Inc., MTN	6.625	12/01/37	119,308
1,030	Regions Financial Corp.	5.75	06/15/15	1,001,675
115	Santander Holdings USA, Inc.	4.625	04/19/16	113,360
795	SLM Corp., MTN	6.25	01/25/16	795,729
225	SLM Corp., MTN	8.00	03/25/20	234,562
155	SunTrust Banks, Inc. (d)	3.50	01/20/17	156,220
300	Ventas Realty LP/Ventas Capital Corp.	4.75	06/01/21	294,333
150	Vornado Realty LP	3.875	04/15/25	159,563
105	Wachovia Corp.	5.625	10/15/16	114,386
200	Wells Operating Partnership II LP	5.875	04/01/18	203,455
205	Willis Group Holdings PLC	4.125	03/15/16	210,432
				10,749,015

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments  ■  October 31, 2011 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Industrials (2.6%)
$160	Bemis Co., Inc.	4.50%		10/15/21	$166,640
185	CRH America, Inc.	6.00		09/30/16	198,817
275	Graphic Packaging International, Inc.	7.875		10/01/18	295,625
105	Masco Corp.	6.125		10/03/16	106,022
118	Orbital Sciences Corp.	2.438		01/15/27	118,738
150	Owens-Brockway Glass Container, Inc. (a)	3.00		06/01/15	138,938
695	RBS Global, Inc./Rexnord LLC	8.50		05/01/18	715,850
450	Sealed Air Corp. (a)	8.125		09/15/19	489,375
135	Sonoco Products Co.	5.75		11/01/40	140,143
					2,370,148
	Technology (1.9%)
500	CDW LLC/CDW Finance Corp. (a)	8.50		04/01/19	487,500
67	First Data Corp. (a)	12.625		01/15/21	63,650
140	KLA-Tencor Corp.	6.90		05/01/18	159,585
150	Linear Technology Corp., Series A	3.00		05/01/27	157,687
191	Microsoft Corp. (a)(b)(j)	0.00		06/15/13	194,820
200	SanDisk Corp.	1.00		05/15/13	198,000
340	SunGard Data Systems, Inc.	7.375		11/15/18	349,350
145	SunGard Data Systems, Inc. (b)	10.25		08/15/15	151,163
					1,761,755
	Utilities (1.9%)
990	GenOn Americas Generation LLC (b)	8.50		10/01/21	975,150
200	PPL WEM Holdings PLC (a)	3.90		05/01/16	208,071
525	Puget Energy, Inc.	6.50		12/15/20	559,302
					1,742,523
	Total Domestic Corporate Bonds (Cost $54,518,903)				52,376,864
	Asset-Backed Securities (1.9%)
	Ally Master Owner Trust
300	(a)	2.88		04/15/15	305,883
125	(a)	3.47		04/15/15	127,350
89	Chesapeake Funding LLC (a)	2.243	(k)	12/15/20	89,080
450	Ford Credit Floorplan Master Owner Trust (a)	1.943	(k)	02/15/17	463,724
200	FUEL Trust (a)	4.207		04/15/16	200,980
145	Missouri Higher Education Loan Authority	1.136	(k)	08/27/29	143,689
400	Westlake Automobile Receivables Trust (a)	5.00		05/15/15	401,225
	Total Asset-Backed Securities (Cost $1,709,760)				1,731,931

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments  ■  October 31, 2011 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Agency Fixed Rate Mortgages (0.6%)
	Federal Home Loan Mortgage Corporation, Gold Pools:
$8		6.50%		02/01/29 - 10/01/32	$8,864
	Federal National Mortgage Association, Conventional Pools:
(c)		6.00		04/01/13	140
266		6.50		05/01/28 - 09/01/32	301,780
15		7.00		08/01/29 - 11/01/32	16,514
	Government National Mortgage Association, Various Pools:
35		7.50		07/20/25	40,288
157		8.00		01/15/22 - 05/15/30	183,108
	Total Agency Fixed Rate Mortgages (Cost $491,151)				550,694
	U.S. Treasury Securities (5.3%)
2,710	U.S. Treasury Bond	3.875		08/15/40	3,057,219
1,715	U.S. Treasury Note (b)	2.25		03/31/16	1,821,923
	Total U.S. Treasury Securities (Cost $4,862,800)				4,879,142
	Municipal Bonds (1.2%)
135	Chicago, IL, Transit Authority	6.20		12/01/40	146,987
50	City of Chicago, IL, O'Hare International Airport Revenue	6.395		01/01/40	59,703
115	City of New York, NY, Series G-1	5.968		03/01/36	137,314
155	Illinois State Toll Highway Authority, Highway Revenue, Build America Bonds	6.184		01/01/34	178,724
	Municipal Electric Authority of Georgia
50		6.637		04/01/57	51,485
85		6.655		04/01/57	86,558
110	New York City Transitional Finance Authority	5.267		05/01/27	123,273
	State of California, General Obligation Bonds
140		5.95		04/01/16	159,132
110		6.65		03/01/22	130,264
	Total Municipal Bonds (Cost $956,490)				1,073,440
	Mortgages - Other (4.5%)
660	Banc of America Alternative Loan Trust	5.913	(k)	10/25/36	404,969
406	Chase Mortgage Finance Corp.	6.00		11/25/36	338,669
420	Countrywide Alternative Loan Trust	6.00		04/25/36	277,820
718	Countrywide Home Loan Mortgage Pass-Through Trust	0.545	(k)	04/25/46	206,172

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments  ■  October 31, 2011 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$279	First Horizon Alternative Mortgage Securities	6.25%		08/25/36	$193,561
23	GMAC Mortgage Corp. Loan Trust (a)	4.25		07/25/40	23,351
317	GS Mortgage Securities Corp. (a)	7.50	(k)	09/25/36	243,847
	Lehman Mortgage Trust
257		5.50		11/25/35	234,449
403		5.50		02/25/36	364,390
486		6.50		09/25/37	381,278
	Residential Accredit Loans, Inc.
314		0.745	(k)	03/25/35	188,750
375		6.00		04/25/36	251,319
646	Structured Adjustable Rate Mortgage Loan Trust	2.467	(k)	08/25/34	531,421
804	WaMu Mortgage Pass-Through Certificates	1.00	(k)	05/25/47	457,560
	Total Mortgages - Other (Cost $4,340,751)				4,097,556
	Collateralized Mortgage Obligations - Agency Collateral Series (0.4%)
877	Federal Home Loan Mortgage Corporation, IO REMIC	5.897	(k)	07/15/37	131,884
	Federal National Mortgage Association, IO REMIC
726		6.455	(k)	02/25/24	84,079
	IO STRIPS
147		6.00		01/01/20	16,966
176		6.00	(k)	01/01/20	19,923
47		6.50		12/01/19	5,138
469		7.00		11/01/19 - 12/01/34	107,088
242		7.50	(k)	12/01/34	43,807
81		8.00		06/01/35	13,095
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $286,834)				421,980
NUMBER OF SHARES
	Preferred Stocks (0.7%)
	Consumer Finance (0.5%)
20,200	GMAC Capital Trust I $2.03				423,392
	Diversified Financial Services (0.2%)
267	Ally Financial, Inc. $70.00 (a)				199,140
	Total Preferred Stocks (Cost $622,173)				622,532

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments  ■  October 31, 2011 continued

NUMBER OF SHARES				VALUE
	Convertible Preferred Stock (0.2%)
	Diversified Financial Services
200	Bank of America Corp. Series L $72.50 (Cost $179,988)			$171,200
	Common Stocks (0.0%)
	Communications Equipment (0.0%)
6,574	ORBCOMM, Inc. (l)			18,079
	Electric Utilities (0.0%)
102	PNM Resources, Inc. (h)			1,834
	Wireless Telecommunication Services (0.0%)
720	USA Mobility, Inc.			9,410
	Total Common Stocks (Cost $2,864)			29,323
PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE
	Short-Term Investments (19.2%)
	U.S. Treasury Securities (1.7%)
	U.S. Treasury Bills
$250	(m)(n)	0.015%	03/22/12	249,985
1,305	(m)(n)	0.018	03/22/12	1,304,910
	Total U.S. Treasury Securities (Cost $1,554,895)			1,554,895
	Securities held as Collateral on Loaned Securities (14.4%)
	Repurchase Agreements (3.0%)
57	Barclays Capital, Inc. (0.10%, dated 10/31/11, due 11/01/11; proceeds $56,931; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 1.38% due 02/15/13; valued at $58,073)			56,931
1,282	Barclays Capital, Inc. (0.11%, dated 10/31/11, due 11/01/11; proceeds $1,282,393; fully collateralized by a U.S. Government Agency; Federal Home Loan Mortgage Corporation 3.75% due 06/28/13; valued at $1,308,041)			1,282,389
1,417	Nomura Holdings, Inc. (0.16%, dated 10/31/11, due 11/01/11; proceeds $1,417,383; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.00% due 05/01/26; Federal National Mortgage Association 4.00% due 07/01/26; valued at $1,445,725)			1,417,377
	Total Repurchase Agreements (Cost $2,756,697)			2,756,697

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments  ■  October 31, 2011 continued

NUMBER OF SHARES (000)			VALUE
	Investment Company (11.4%)
10,395	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (See Note 6) (Cost $10,394,639)		$10,394,639
	Total Securities held as Collateral on Loaned Securities (Cost $13,151,336)		13,151,336
	Investment Company (3.1%)
2,853	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (See Note 6) (Cost $2,852,731)		2,852,731
	Total Short-Term Investments (Cost $17,558,962)		17,558,962
	Total Investments (Cost $106,559,255) (o)(p)	115.0%	105,257,135
	Liabilities in Excess of Other Assets	(15.0)	(13,763,692)
	Net Assets	100.0%	$91,493,443

  IO  Interest Only.

  MTN  Medium Term Note.

  REIT  Real Estate Investment Trust.

  REMIC  Real Estate Mortgage Investment Conduit.

  STRIPS  Separate Trading of Registered Interest and Principal of Securities.

  (a)  144A security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

  (b)  All or a portion of this security was on loan at October 31, 2011.

  (c)  Par less than 1,000.

  (d)  When-issued security.

  (e)  Payment-in-kind security.

  (f)  Issuer in bankruptcy.

  (g)  At October 31, 2011, the Fund held fair valued securities valued at $94,187, representing 0.1% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

  (h)  Acquired through exchange offer.

  (i)  Non-income producing security; bond in default.

  (j)  Capital appreciation bond.

  (k)  Variable/Floating Rate Security - Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on October 31, 2011.

  (l)  Non-income producing security.

  (m)  Rate shown is the yield to maturity at October 31, 2011.

  (n)  A portion of this security has been physically segregated in connection with open swap agreements.

  (o)  Securities are available for collateral in connection with purchase of when-issued securities, open foreign currency exchange contracts, futures contracts and swap agreements.

  (p)  The aggregate cost for federal income tax purposes is $106,842,480. The aggregate gross unrealized appreciation is $4,333,424 and the aggregate gross unrealized depreciation is $5,918,769 resulting in net unrealized depreciation of $1,585,345.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments  ■  October 31, 2011 continued

Foreign Currency Exchange Contracts Open at October 31, 2011:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
JPMorgan Chase Bank		$91,241	CLP	46,865,840	11/21/11	$4,227
Wells Fargo Bank	AUD	1,320,000		$1,398,939	12/02/11	12,860
Wells Fargo Bank	AUD	445,000		$458,516	12/02/11	(8,760)
Wells Fargo Bank		$1,401,619	CAD	1,390,000	12/02/11	(8,070)
Wells Fargo Bank		$455,296	CAD	460,000	12/02/11	5,878
Goldman Sachs International	DKK	250,000		$46,391	12/09/11	(76)
Goldman Sachs International		$2,047,179	EUR	1,483,926	12/09/11	5,431
JPMorgan Chase Bank	CHF	137,000		$153,558	12/09/11	(2,604)
JPMorgan Chase Bank	CHF	45,000		$50,439	12/09/11	(855)
JPMorgan Chase Bank	SEK	910,000		$137,255	12/09/11	(2,095)
JPMorgan Chase Bank		$1,477,068	GBP	950,000	12/09/11	49,859
UBS AG	JPY	10,276,341		$133,887	12/09/11	2,351
UBS AG		$654,429	NOK	3,690,000	12/09/11	6,930
	Net Unrealized Appreciation					$65,076

Futures Contracts Open at October 31, 2011:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
49	Long	U.S. Treasury 2 yr. Note, Dec-11	$10,793,782	$(12,459)
27	Long	U.S. Treasury 5 yr. Note, Dec-11	3,310,453	2,359
1	Long	U.S. Treasury Ultra Long Bond, Dec-11	152,375	9,695
1	Short	U.S. Treasury 30 yr. Bond, Dec-11	(139,031)	(3,531)
55	Short	U.S. Treasury 10 yr. Note, Dec-11	(7,098,438)	50,677
		Net Unrealized Appreciation		$46,741

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments  ■  October 31, 2011 continued

Interest Rate Swap Agreements Open at October 31, 2011:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)		FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America	EUR	4,495	6 Month EURIBOR	Pay	4.26%	08/18/26	$127,007
Bank of America		$6,025	3 Month LIBOR	Receive	4.35	08/18/26	(126,886)
Bank of America	EUR	5,680	6 Month EURIBOR	Receive	3.61	08/18/31	(97,535)
Bank of America		$7,475	3 Month LIBOR	Pay	4.15	08/18/31	153,536
Barclays Capital	SEK	138,018	3 Month STIBOR	Pay	2.76	07/30/12	193,689
Barclays Capital		64,960	3 Month STIBOR	Pay	2.30	09/12/12	(13,840)
Barclays Capital		161,700	3 Month STIBOR	Receive	2.89	07/29/13	(185,085)
Credit Suisse	CAD	3,642	3 Month CDOR	Pay	4.07	09/08/20	121,601
Credit Suisse		2,625	3 Month CDOR	Pay	4.12	09/08/20	94,413
Goldman Sachs		14,800	3 Month CDOR	Receive	2.70	07/15/15	(283,305)
Net Unrealized Depreciation							$(16,405)

Zero Coupon Swap Agreements Open at October 31, 2011:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	TERMINATION DATE	PREMIUM PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Capital	$3,689	3 Month LIBOR	Pay	11/15/19	—	$565,131
Barclays Capital	3,113	3 Month LIBOR	Receive	11/15/19	—	(1,102,376)
Net Unrealized Depreciation						$(537,245)

  CDOR  Canadian Dealer Offered Rate.

  EURIBOR  Euro Interbank Offered Rate.

  LIBOR  London Interbank Offered Rate.

  STIBOR  Stockholm Interbank Offered Rate.

Currency Abbreviations:

AUD  Australian Dollar.

CAD  Canadian Dollar.

CHF  Swiss Franc.

CLP  Chilean Peso.

DKK  Danish Krone.

EUR  Euro.

GBP  British Pound.

JPY  Japanese Yen.

MXN  Mexican New Peso.

NOK  Norwegian Krone.

SEK  Swedish Krona.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Financial Statements

Statement of Assets and Liabilities

October 31, 2011

Assets:
Investments in securities, at value (cost $92,877,825) (including $12,858,743 for securities loaned)	$91,514,079
Investments in affiliates, at value (cost $13,681,430)	13,743,056
Total investments in securities, at value (cost $106,559,255)	105,257,135
Unrealized appreciation on open swap agreements	1,255,377
Unrealized appreciation on open foreign currency exchange contracts	87,536
Cash (including foreign currency valued at $2,493 with a cost of $2,490)	10,240
Receivable for:
Interest	1,492,391
Investments sold	269,963
Shares of beneficial interest sold	77,921
Variation margin	19,881
Interest and dividends from affiliates	15,203
Dividends	4,685
Prepaid expenses and other assets	851
Total Assets	108,491,183
Liabilities:
Collateral on securities loaned, at value	13,151,336
Unrealized depreciation on open swap agreements	1,809,027
Unrealized depreciation on open foreign currency exchange contracts	22,460
Due to broker	270,000
Payable for:
Investments purchased	1,042,913
Shares of beneficial interest redeemed	313,883
Dividends to shareholders	39,093
Transfer agent fee	29,139
Distribution fee	25,240
Investment advisory fee	24,339
Administration fee	6,085
Accrued expenses and other payables	264,225
Total Liabilities	16,997,740
Net Assets	$91,493,443
Composition of Net Assets:
Paid-in-capital	$222,993,383
Net unrealized depreciation	(1,743,167)
Accumulated undistributed net investment income	594,251
Accumulated net realized loss	(130,351,024)
Net Assets	$91,493,443
Class A Shares:
Net Assets	$78,144,939
Shares Outstanding (unlimited shares authorized, $.01 par value)	14,609,163
Net Asset Value Per Share	$5.35
Maximum Offering Price Per Share, (net asset value plus 4.44% of net asset value)	$5.59
Class B Shares:
Net Assets	$6,334,830
Shares Outstanding (unlimited shares authorized, $.01 par value)	1,179,941
Net Asset Value Per Share	$5.37
Class C Shares:
Net Assets	$6,210,040
Shares Outstanding (unlimited shares authorized, $.01 par value)	1,160,993
Net Asset Value Per Share	$5.35
Class I Shares:
Net Assets	$803,634
Shares Outstanding (unlimited shares authorized, $.01 par value)	149,003
Net Asset Value Per Share	$5.39

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Financial Statements continued

Statement of Operations

For the year ended October 31, 2011

Net Investment Income: Income
Interest (net of $1,359 foreign withholding tax)	$6,832,192
Dividends	61,770
Income from securities loaned - net	44,931
Interest and dividends from affiliates (Note 6)	44,507
Total Income	6,983,400
Expenses
Distribution fee (Class A shares) (Note 5)	201,014
Distribution fee (Class B shares) (Note 5)	82,699
Distribution fee (Class C shares) (Note 5)	57,141
Investment advisory fee (Note 4)	312,919
Transfer agent fees and expenses	113,634
Professional fees	107,300
Administration fee (Note 4)	78,230
Shareholder reports and notices	71,771
Registration fees	51,931
Custodian fees	28,416
Trustees' fees and expenses	8,907
Other	72,896
Total Expenses	1,186,858
Less: rebate from Morgan Stanley affiliated cash sweep (Note 6)	(2,145)
Net Expenses	1,184,713
Net Investment Income	5,798,687
Realized and Unrealized Gain (Loss): Realized Gain (Loss) on:
Investments	3,986,509
Investments in affiliates (Note 6)	60,406
Futures contracts	171,708
Swap agreements	(1,167,949)
Foreign currency exchange contracts	94,184
Foreign currency translation	(34,944)
Net Realized Gain	3,109,914
Change in Unrealized Appreciation/Depreciation on:
Investments	(5,456,102)
Investments in affiliates (Note 6)	(86,839)
Futures contracts	47,055
Swap agreements	1,085,394
Foreign currency exchange contracts	(145,572)
Foreign currency translation	644
Net Change in Unrealized Appreciation/Depreciation	(4,555,420)
Net Loss	(1,445,506)
Net Increase	$4,353,181

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR ENDED OCTOBER 31, 2011	FOR THE YEAR ENDED OCTOBER 31, 2010^
Increase (Decrease) in Net Assets: Operations:
Net investment income	$5,798,687	$3,714,352
Net realized gain (loss)	3,109,914	(41,442,217)
Net change in unrealized appreciation/depreciation	(4,555,420)	50,653,996
Net Increase	4,353,181	12,926,131
Dividends to Shareholders from Net Investment Income:
Class A shares	(4,561,222)	(5,808,384)
Class B shares	(472,672)	(1,229,038)
Class C shares	(343,031)	(488,669)
Class I shares	(48,099)	(60,623)
Total Dividends	(5,425,024)	(7,586,714)
Net decrease from transactions in shares of beneficial interest	(14,309,911)	(17,391,484)
Net Decrease	(15,381,754)	(12,052,067)
Net Assets:
Beginning of period	106,875,197	118,927,264
End of Period (Including accumulated undistributed net investment income of $594,251 and dividends in excess of net investment income of $167,526, respectively)	$91,493,443	$106,875,197

^  Beginning with the year ended October 31, 2011, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Notes to Financial Statements  ■  October 31, 2011

1. Organization and Accounting Policies

Morgan Stanley Flexible Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's primary investment objective is to provide a high level of current income and, as a secondary objective, seeks to maximize total return, but only when consistent with its primary objective. The Fund was organized as a Massachusetts business trust on December 20, 1991 and commenced operations on April 9, 1992. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class I shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) For equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other domestic exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) an equity security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (4) all other domestic securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one domestic exchange, the security is valued on the exchange designated as the primary market; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) swaps are marked-to-market daily based upon quotations from market makers; (7) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security's fair value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect

Morgan Stanley Flexible Income Trust

Notes to Financial Statements  ■  October 31, 2011 continued

the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (8) certain securities may be valued by an outside pricing service approved by the Fund's Trustees. The prices provided by a pricing service take into account broker dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (10) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and foreign currency exchange contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gains/losses on foreign currency exchange contracts and foreign currency translations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities held.

E. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Morgan Stanley Flexible Income Trust

Notes to Financial Statements  ■  October 31, 2011 continued

The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund recognizes the tax effects of a tax position taken or expected to be taken in a tax return only if it is more likely than not to be sustained based solely on its technical merits as of the reporting date. The more-likely-than-not threshold must continue to be met in each reporting period to support continued recognition of the benefit. The difference between the tax benefit recognized in the financial statements for a tax position taken and the tax benefit claimed in the income tax return is referred to as an unrecognized tax benefit. There are no unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in "other expenses" in the Statement of Operations. Each of the tax years in the four-year period ended October 31, 2011 remains subject to examination by taxing authorities.

F. Securities Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent.

The value of loaned securities and related collateral outstanding at October 31, 2011 were $12,858,743 and $13,151,336, respectively. The Fund received cash collateral of $13,151,336 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

G. When-Issued/Delayed Delivery Securities — The Fund may purchase or sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery. Payment and delivery for when-issued and delayed delivery securities can take place up to 120 days after the date of the transaction. When a fund enters into a purchase transaction on a when-issued or delayed delivery basis, it establishes either a segregated account in which it maintains liquid assets in an amount at least equal in value to the Fund's commitments to purchase such securities or designates such assets as segregated on a Fund's records. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized

Morgan Stanley Flexible Income Trust

Notes to Financial Statements  ■  October 31, 2011 continued

loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

H. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

I. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

J. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 820, Fair Value Measurements and Disclosures ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

Morgan Stanley Flexible Income Trust

Notes to Financial Statements  ■  October 31, 2011 continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund's investments carried at fair value:

		FAIR VALUE MEASUREMENTS AT OCTOBER 31, 2011 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Assets:
Sovereign	$12,521,863	—	$12,521,863	—
Corporate Bonds	61,598,512	—	61,504,325	$94,187
Asset-Backed Securities	1,731,931	—	1,731,931	—
Agency Fixed Rate Mortgages	550,694	—	550,694	—
U.S. Treasury Securities	4,879,142	—	4,879,142	—
Municipal Bonds	1,073,440	—	1,073,440	—
Mortgages - Other	4,097,556	—	4,097,556	—
Collateralized Mortgage Obligations - Agency Collateral Series	421,980	—	421,980	—
Preferred Stocks	622,532	$423,392	199,140	—
Convertible Preferred Stock	171,200	171,200	—	—
Common Stocks
Communications Equipment	18,079	18,079	—	—
Electric Utilities	1,834	1,834	—	—
Wireless Telecommunication Services	9,410	9,410	—	—
Total Common Stocks	29,323	29,323	—	—
Short-Term Investments
U.S. Treasury Securities	1,554,895	—	1,554,895	—
Repurchase Agreements	2,756,697	—	2,756,697	—
Investment Company	13,247,370	13,247,370	—	—
Total Short-Term Investments	17,558,962	13,247,370	4,311,592	—
Foreign Currency Exchange Contracts	87,536	—	87,536	—
Futures	62,731	62,731	—	—
Interest Rate Swaps	690,246	—	690,246	—
Zero Coupon Swaps	565,131	—	565,131	—
Total Assets	106,662,779	13,934,016	92,634,576	94,187

Morgan Stanley Flexible Income Trust

Notes to Financial Statements  ■  October 31, 2011 continued

		FAIR VALUE MEASUREMENTS AT OCTOBER 31, 2011 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Liabilities:
Foreign Currency Exchange Contracts	$(22,460)	—	$(22,460)	—
Futures	(15,990)	$(15,990)	—	—
Interest Rate Swaps	(706,651)	—	(706,651)	—
Zero Coupon Swaps	(1,102,376)	—	(1,102,376)	—
Total Liabilities	(1,847,477)	(15,990)	(1,831,487)	—
Total	$104,815,302	$13,918,026	$90,803,089	$94,187

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of October 31, 2011, securities with a total value of $171,200 transferred from Level 2 to Level 1. A security that was valued using other significant observable inputs at October 31, 2010 was valued using an unadjusted quoted price at October 31, 2011.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate Bonds
Beginning Balance	$128,613
Purchases	—
Sales	(11,909)
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	(21,460)
Realized gains (losses)	(1,057)
Ending Balance	$94,187
Net change in unrealized appreciation/depreciation from investments still held as of October 31, 2011	$(15,213)

3. Derivatives

The Fund uses derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect

Morgan Stanley Flexible Income Trust

Notes to Financial Statements  ■  October 31, 2011 continued

correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Exchange Contracts In connection with its investments in foreign securities, the Fund entered into contracts with banks, brokers or dealers to purchase or sell foreign currencies at a future date. A foreign currency exchange contract ("currency contracts") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the currency contract. Currency contracts are used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. Hedging the Fund's currency risks involves the risk of mismatching the Fund's objectives under a currency contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. A currency contract is marked-to-market daily and the change in market

Morgan Stanley Flexible Income Trust

Notes to Financial Statements  ■  October 31, 2011 continued

value is recorded by the Fund as unrealized gain or (loss). The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.

Swaps A swap agreement is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap agreement entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) broker" on the Statement of Assets and Liabilities.

FASB ASC 815, Derivatives and Hedging: Overall ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand

Morgan Stanley Flexible Income Trust

Notes to Financial Statements  ■  October 31, 2011 continued

how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of October 31, 2011.

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		LIABILITY DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Interest Rate Risk	Variation margin	$62,731	†	Variation margin	$(15,990)†
	Unrealized appreciation on open swap agreements	1,255,377		Unrealized depreciation on open swap agreements	(1,809,027)
Foreign Currency Risk	Unrealized appreciation on open foreign currency exchange contracts	87,536		Unrealized depreciation on open foreign currency exchange contracts	(22,460)
		$1,405,644			$(1,847,477)

†  Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the year ended October 31, 2011 in accordance with ASC 815.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS

PRIMARY RISK EXPOSURE	FUTURES	FOREIGN CURRENCY EXCHANGE	SWAPS
Interest Rate Risk	$171,708	—	$(1,167,949)
Foreign Currency Risk	—	$94,184	—
Total	$171,708	$94,184	$(1,167,949)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS

PRIMARY RISK EXPOSURE	FUTURES	FOREIGN CURRENCY EXCHANGE	SWAPS
Interest Rate Risk	$47,055	—	$1,085,394
Foreign Currency Risk	—	$(145,572)	—
Total	$47,055	$(145,572)	$1,085,394

For the year ended October 31, 2011, the average monthly original value of futures contracts was $25,908,941, the average monthly notional amount of swap agreements was $115,607,971 and the average monthly principal amount of foreign currency exchange contracts was $7,438,989.

Morgan Stanley Flexible Income Trust

Notes to Financial Statements  ■  October 31, 2011 continued

4. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.32% to the net assets of the Fund determined as of the close of each business day.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 0.85% of the average daily net assets of Class B shares; and (iii) Class C — up to 0.85% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $12,558,721 at October 31, 2011.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that

Morgan Stanley Flexible Income Trust

Notes to Financial Statements  ■  October 31, 2011 continued

expenses representing a gross sales credit to Morgan Stanley Smith Barney Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the year ended October 31, 2011, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.84%, respectively.

The Distributor has informed the Fund that for the year ended October 31, 2011, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $1, $4,982 and $694, respectively, and received $9,161 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges, which are not an expense of the Fund.

6. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/maturities/prepayments of investment securities, excluding short-term investments, for the year ended October 31, 2011 aggregated $70,669,138 and $86,338,731 respectively. Included in the aforementioned are purchases and sales/maturities/prepayments of U.S. Government securities of $12,432,814 and $17,017,066, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the year ended October 31, 2011, advisory fees paid were reduced by $2,145 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the year ended October 31, 2011 is as follows:

VALUE OCTOBER 31, 2010	PURCHASES AT COST	SALES	DIVIDEND INCOME	VALUE OCTOBER 31, 2011
$15,531,963	$58,219,675	$60,504,268	$2,615	$13,247,370

Morgan Stanley Flexible Income Trust

Notes to Financial Statements  ■  October 31, 2011 continued

The Fund had the following transactions with Citigroup, Inc., and its affiliated broker/dealers, which may be deemed to be affiliates of the Adviser, Administrator and Distributor under Section 17 of the Act, for the year ended October 31, 2011:

VALUE OCTOBER 31, 2010	PURCHASES AT COST	SALES	REALIZED GAIN	INTEREST INCOME	VALUE OCTOBER 31, 2011
$1,037,586	—	$521,595	$60,406	$41,892	$495,686

Morgan Stanley Services Company Inc., an affiliate of the Adviser and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended October 31, 2011, included in "trustees' fees and expenses" in the Statement of Operations amounted to $5,449. At October 31, 2011, the Fund had an accrued pension liability of $78,503, which is included in "accrued expenses and other payables" in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley Flexible Income Trust

Notes to Financial Statements  ■  October 31, 2011 continued

7. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED OCTOBER 31, 2011		FOR THE YEAR ENDED OCTOBER 31, 2010^
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	611,609	$3,263,848	1,312,355	$6,820,030
Conversion from Class B	950,255	5,101,405	195,750	1,020,036
Reinvestment of dividends	776,691	4,145,512	1,027,697	5,309,883
Redeemed	(3,264,913)	(17,447,750)	(3,710,484)	(19,209,976)
Net decrease — Class A	(926,358)	(4,936,985)	(1,174,682)	(6,060,027)
CLASS B SHARES
Sold	319,513	1,709,631	350,516	1,819,588
Conversion to Class A	(947,040)	(5,101,405)	(195,168)	(1,020,036)
Reinvestment of dividends	80,663	431,877	212,646	1,099,442
Redeemed	(948,344)	(5,082,947)	(2,371,922)	(12,332,876)
Net decrease — Class B	(1,495,208)	(8,042,844)	(2,003,928)	(10,433,882)
CLASS C SHARES
Sold	81,981	441,232	112,128	578,745
Reinvestment of dividends	62,212	332,064	90,553	467,729
Redeemed	(379,238)	(2,035,256)	(368,649)	(1,900,151)
Net decrease — Class C	(235,045)	(1,261,960)	(165,968)	(853,677)
CLASS I SHARES
Sold	8,354	45,383	5,431	28,430
Reinvestment of dividends	8,768	47,189	11,356	59,169
Redeemed	(29,502)	(160,694)	(25,125)	(131,497)
Net decrease — Class I	(12,380)	(68,122)	(8,338)	(43,898)
Net decrease in Fund	(2,668,991)	$(14,309,911)	(3,352,916)	$(17,391,484)

^  Beginning with the year ended October 31, 2011, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.

8. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley Flexible Income Trust

Notes to Financial Statements  ■  October 31, 2011 continued

The tax character of distributions paid was as follows:

	FOR THE YEAR ENDED OCTOBER 31, 2011	FOR THE YEAR ENDED OCTOBER 31, 2010
Ordinary income	$5,477,274	$7,579,683

As of October 31, 2011, the tax-basis components of accumulated losses were as follows:

Undistributed ordinary income	$944,200
Undistributed long-term gains	—
Net accumulated earnings	944,200
Capital loss carryforward	(129,901,531)
Temporary differences	(265,719)
Net unrealized depreciation	(2,276,890)
Total accumulated losses	$(131,499,940)

As of October 31, 2011, $93,194,240 of the Fund's net capital loss carryforward expired. During the year ended October 31, 2011, the Fund utilized $3,036,577 of its net capital loss carryforward. As of October 31, 2011, the Fund had a net capital loss carryforward of $129,901,531, to offset future capital gains to the extent provided by regulations, which will expire according to the following schedule.

AMOUNT	EXPIRATION
$23,122,351	October 31, 2012
10,246,820	October 31, 2013
8,250,814	October 31, 2014
14,113,199	October 31, 2016
29,800,962	October 31, 2017
44,367,385	October 31, 2018

As of October 31, 2011, the Fund had temporary book/tax differences primarily attributable to book amortization of premiums on debt securities, mark-to-market of open futures and forward foreign currency exchange contracts, interest on bonds in default, capital loss deferrals on wash sales and straddles and dividend payable.

Morgan Stanley Flexible Income Trust

Notes to Financial Statements  ■  October 31, 2011 continued

Permanent differences, primarily due to losses on paydowns, swaps and foreign currency, tax adjustments on debt securities sold by the Fund and an expired capital loss carryforward, resulted in the following reclassifications among the Fund's components of net assets at October 31, 2011:

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED NET REALIZED LOSS	PAID-IN-CAPITAL
$388,114	$92,810,091	$(93,198,205)

9. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may invest in mortgage securities, including securities issued by Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities held by the Fund are not backed by sub-prime mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States; rather, they are supported by the right of the issuer to borrow from the U.S. Department of the Treasury.

The Federal Housing Finance Agency ("FHFA") serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

10. Expense Offset

The Fund has entered into an arrangement with State Street (the "Custodian"), whereby credits realized on uninvested cash balances were used to offset a portion of the Fund's expenses. If applicable, these custodian credits are shown as "expense offset" in the Statement of Operations.

Morgan Stanley Flexible Income Trust

Notes to Financial Statements  ■  October 31, 2011 continued

11. Accounting Pronouncement

In May 2011, FASB issued Accounting Standards Update ("ASU") 2011-04. The amendments in this update are the results of the work of FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements, which are effective during interim and annual periods beginning after December 15, 2011. Consequently, these amendments improve the comparability of fair value measurements presented and disclosed in the financial statements prepared in accordance with GAAP and International Financial Reporting Standards. At this time, the Fund's management is evaluating the implications of ASU 2011-04.

12. Subsequent Event

On December 20, 2011, the Fund's name will be changed to Morgan Stanley Fixed Income Opportunities Fund.

Morgan Stanley Flexible Income Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED OCTOBER 31,
	2011		2010^		2009^		2008^		2007^
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.40		$5.14		$4.34		$6.10		$6.07
Income (loss) from investment operations:
Net investment income(1)	0.32		0.18		0.36		0.34		0.40
Net realized and unrealized gain (loss)	(0.07)		0.44		0.84		(1.67)		0.00
Total income (loss) from investment operations	0.25		0.62		1.20		(1.33)		0.40
Less dividends from net investment income	(0.30)		(0.36)		(0.40)		(0.43)		(0.37)
Net asset value, end of period	$5.35		$5.40		$5.14		$4.34		$6.10
Total Return(2)	4.87%		12.63%		29.68%		(23.31)%		6.72%
Ratios to Average Net Assets(3):
Total expenses	1.12	%(4)	1.44	%(4)	1.17	%(4)	1.10	%(4)	1.05	%(4)
Net investment income	6.02	%(4)	3.49	%(4)	7.72	%(4)	6.02	%(4)	6.53	%(4)
Rebate from Morgan Stanley affiliate	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Supplemental Data:
Net assets, end of period, in thousands	$78,145		$83,951		$85,901		$72,985		$109,541
Portfolio turnover rate	74%		88%		121%		65%		67%

  ^  Beginning with the year ended October 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2011		2010^		2009^		2008^		2007^
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.42		$5.15		$4.35		$6.11		$6.08
Income (loss) from investment operations:
Net investment income(1)	0.29		0.15		0.33		0.30		0.36
Net realized and unrealized gain (loss)	(0.07)		0.45		0.84		(1.67)		0.00
Total income (loss) from investment operations	0.22		0.60		1.17		(1.37)		0.36
Less dividends from net investment income	(0.27)		(0.33)		(0.37)		(0.39)		(0.33)
Net asset value, end of period	$5.37		$5.42		$5.15		$4.35		$6.11
Total Return(2)	4.19%		12.11%		28.82%		(23.74)%		6.06%
Ratios to Average Net Assets(3):
Total expenses	1.72	%(4)	2.04	%(4)	1.77	%(4)	1.70	%(4)	1.66	%(4)
Net investment income	5.42	%(4)	2.89	%(4)	7.12	%(4)	5.42	%(4)	5.92	%(4)
Rebate from Morgan Stanley affiliate	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Supplemental Data:
Net assets, end of period, in thousands	$6,335		$14,502		$24,119		$32,902		$71,079
Portfolio turnover rate	74%		88%		121%		65%		67%

  ^  Beginning with the year ended October 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (5)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2011		2010^		2009^		2008^		2007^
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.40		$5.14		$4.34		$6.10		$6.07
Income (loss) from investment operations:
Net investment income(1)	0.29		0.15		0.33		0.30		0.36
Net realized and unrealized gain (loss)	(0.07)		0.44		0.84		(1.67)		0.00
Total income (loss) from investment operations	0.22		0.59		1.17		(1.37)		0.36
Less dividends from net investment income	(0.27)		(0.33)		(0.37)		(0.39)		(0.33)
Net asset value, end of period	$5.35		$5.40		$5.14		$4.34		$6.10
Total Return(2)	4.24%		11.96%		28.92%		(23.78)%		6.07%
Ratios to Average Net Assets(3):
Total expenses	1.71	%(4)	2.04	%(4)	1.77	%(4)	1.70	%(4)	1.66	%(4)
Net investment income	5.43	%(4)	2.89	%(4)	7.12	%(4)	5.42	%(4)	5.92	%(4)
Rebate from Morgan Stanley affiliate	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Supplemental Data:
Net assets, end of period, in thousands	$6,210		$7,543		$8,028		$7,316		$12,396
Portfolio turnover rate	74%		88%		121%		65%		67%

  ^  Beginning with the year ended October 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (5)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2011		2010^		2009^		2008^		2007^
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.44		$5.18		$4.36		$6.12		$6.09
Income (loss) from investment operations:
Net investment income(1)	0.34		0.20		0.38		0.35		0.42
Net realized and unrealized gain (loss)	(0.07)		0.43		0.85		(1.67)		(0.01)
Total income (loss) from investment operations	0.27		0.63		1.23		(1.32)		0.41
Less dividends from net investment income	(0.32)		(0.37)		(0.41)		(0.44)		(0.38)
Net asset value, end of period	$5.39		$5.44		$5.18		$4.36		$6.12
Total Return(2)	5.09%		12.81%		30.33%		(23.17)%		7.12%
Ratios to Average Net Assets(3):
Total expenses	0.87	%(4)	1.19	%(4)	0.92	%(4)	0.85	%(4)	0.81	%(4)
Net investment income	6.27	%(4)	3.74	%(4)	7.97	%(4)	6.27	%(4)	6.77	%(4)
Rebate from Morgan Stanley affiliate	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Supplemental Data:
Net assets, end of period, in thousands	$804		$879		$879		$4,916		$9,713
Portfolio turnover rate	74%		88%		121%		65%		67%

  ^  Beginning with the year ended October 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (5)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley Flexible Income Trust:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Flexible Income Trust (the "Fund"), including the portfolio of investments, as of October 31, 2011, and the related statements of operations and changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended October 31, 2010 and the financial highlights for the four years ended October 31, 2010 were audited by another independent registered public accounting firm whose report, dated December 23, 2010, expressed an unqualified opinion on that statement of changes in net assets and those financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund was not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2011, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Flexible Income Trust as of October 31, 2011, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
December 22, 2011

Morgan Stanley Flexible Income Trust

Change in Independent Registered Public Accounting Firm (unaudited)

On June 7, 2011, Deloitte & Touche LLP were dismissed as the Independent Registered Public Accounting Firm of the Fund.

The reports of Deloitte & Touche LLP on the financial statements of the Fund for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audits for the two most recent fiscal years, there have been no disagreements with Deloitte & Touche LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Deloitte & Touche LLP, would have caused them to make reference thereto in their reports on the financial statements for such years.

On June 7, 2011, the Fund, with the approval of its Board of Trustees and its Audit Committee, engaged Ernst & Young LLP as its new Independent Registered Public Accounting Firm.

Morgan Stanley Flexible Income Trust

An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our privacy policy ("Policy") annually.

This Policy applies to current and former individual clients of Morgan Stanley Distribution, Inc., as well as current and former individual investors in Morgan Stanley mutual funds and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. We may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what nonpublic personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Morgan Stanley companies ("affiliated companies"). It also discloses how you may limit our affiliates' use of shared information for marketing purposes. Throughout this Policy, we refer to the nonpublic information that personally identifies you or your accounts as "personal information."

1. What Personal Information Do We Collect About You?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our websites and from third parties and other sources.

For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through application forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

Morgan Stanley Flexible Income Trust

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies.'' "Cookies'' recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to nonaffiliated third parties.

a. Information We Disclose to Our Affiliated Companies. In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information about you to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to nonaffiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be required by law.

Morgan Stanley Flexible Income Trust

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

3. How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to confidentiality standards with respect to such information.

4. How Can You Limit Our Sharing of Certain Personal Information About You With Our Affiliated Companies for Eligibility Determination?

We respect your privacy and offer you choices as to whether we share with our affiliated companies personal information that was collected to determine your eligibility for products and services such as credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Please note that, even if you direct us not to share certain eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with those companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies — such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5. How Can You Limit the Use of Certain Personal Information About You by Our Affiliated Companies for Marketing?

You may limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products or services to you. This information includes our transactions and other experiences with you such as your assets and account history. Please note that, even if you choose to limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products and services to you, we may still share such personal information about you with them, including our transactions and experiences with you, for other purposes as permitted under applicable law.

Morgan Stanley Flexible Income Trust

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

6. How Can You Send Us an Opt-Out Instruction?

If you wish to limit our sharing of certain personal information about you with our affiliated companies for "eligibility purposes" and for our affiliated companies' use in marketing products and services to you as described in this notice, you may do so by:

•  Calling us at (800) 869-6397
Monday–Friday between 8a.m. and 6p.m. (EST)

•  Writing to us at the following address:
Morgan Stanley Privacy Department
Harborside Financial Center
201 Plaza Two, 3rd Floor
Jersey City, NJ 07311

If you choose to write to us, your written request should include: your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account. Please allow approximately 30 days from our receipt of your opt-out for your instructions to become effective.

Please understand that if you opt-out, you and any joint account holders may not receive certain Morgan Stanley or our affiliated companies' products and services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account with us or our affiliates, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

7. What if an affiliated company becomes a nonaffiliated third party?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

Morgan Stanley Flexible Income Trust

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

Special Notice to Residents of Vermont
This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Morgan Stanley Privacy Department
Harborside Financial Center
201 Plaza Two, 3rd Floor
Jersey City, NJ 07311

Your authorization should include: your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

Special Notice to Residents of California
The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

Morgan Stanley Flexible Income Trust

Trustee and Officer Information (unaudited)

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
Frank L. Bowman (67) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Strategic Decisions, LLC (consulting) (since February 2009); Director or Trustee of various Morgan Stanley Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Compliance and Insurance Committee (since February 2007); served as President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) (February 2005 through November 2008); retired as Admiral, U.S. Navy after serving over 38 years on active duty including 8 years as Director of the Naval Nuclear Propulsion Program in the Department of the Navy and the U.S. Department of Energy (1996-2004); served as Chief of Naval Personnel (July 1994-September 1996) and on the joint staff as Director of Political-Military Affairs (June 1992 to July 1994); Knighted as Honorary Knight Commander of the Most Excellent Order of the British Empire; Awarded the Officer de l'Orde National du Mérite by the French Government; elected to the National Academy of Engineering (2009).	102	Director of BP p.l.c.; Director of Naval and Nuclear Technologies LLP; Director of the Armed Services YMCA of the USA and the Naval Submarine League; Director of the American Shipbuilding Suppliers Association; Member of the National Security Advisory Council of the Center for U.S. Global Engagement and a member of the CNA military Advisory Board.

Michael Bozic (70) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private investor; Chairperson of the Compliance and Insurance Committee (since October 2006); Director or Trustee of various Morgan Stanley Funds (since April 1994); formerly, Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	104	Director of various business organizations.

Morgan Stanley Flexible Income Trust

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
Kathleen A. Dennis (58) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund and investment management consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	102	Director of various non-profit organizations.

Dr. Manuel H. Johnson (62) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since July 1991); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006), Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	104	Director of NVR, Inc. (home construction); Director of Evergreen Energy; Director of Greenwich Capital Holdings.

Joseph J. Kearns (69) c/o Kearns & Associates LLC PMB754 22631 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of various Morgan Stanley Funds (since August 1994); CFO of the J. Paul Getty Trust.	105	Director of Electro Rent Corporation (equipment leasing) and The Ford Family Foundation.

Morgan Stanley Flexible Income Trust

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
Michael F. Klein (53) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	102	Director of certain investment funds managed or sponsored by Aetos Capital, LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).

Michael E. Nugent (75) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Board and Trustee	Chairperson of the Boards since July 2006 and Trustee since July 1991	General Partner, Triumph Capital, L.P. (private investment partnership); Chairperson of the Boards of various Morgan Stanley Funds (since July 2006); Director or Trustee of the Funds (since July 1991); formerly, Chairperson of the Insurance Committee (until July 2006).	104	None.

Morgan Stanley Flexible Income Trust

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
W. Allen Reed (64) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	102	Director of Temple-Inland Industries (packaging and forest products); Director of Legg Mason, Inc. and Director of the Auburn University Foundation; formerly, Director of iShares, Inc. (2001-2006).

Fergus Reid (79) c/o Joe Pietryka, Inc. 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman, Joe Pietryka, Inc.; Chairperson of the Governance Committee and Director or Trustee of various Morgan Stanley Funds (since June 1992).	105	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by JP Morgan Investment Management Inc.

Interested Trustee:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee**	Other Directorships Held by Interested Trustee***
James F. Higgins (63) c/o Morgan Stanley Services Company Inc. Harborside Financial Center 201 Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of various Morgan Stanley Funds (since June 2000); Senior Advisor of Morgan Stanley (since August 2000).	103	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

  *  Each Trustee serves an indefinite term, until his or her successor is elected.

  **  The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Management Inc. (the "Adviser") (as of December 31, 2010) and any funds that have an adviser that is an affiliated person of the Adviser (including but not limited to Morgan Stanley AIP GP LP).

  ***  This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

Morgan Stanley Flexible Income Trust

Trustee and Officer Information (unaudited) continued

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Arthur Lev (50) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer – Equity and Fixed Income Funds	Since June 2011	President and Principal Executive Officer (since June 2011) of the Equity and Fixed Income Funds in the Fund Complex; Head of the Long Only Business of Morgan Stanley Investment Management (since February 2011); Managing Director of the Adviser and various entities affiliated with the Adviser (since December 2006). Formerly, Chief Strategy Officer of Morgan Stanley Investment Management's Traditional Asset Management business (November 2010-February 2011); General Counsel of Morgan Stanley Investment Management (December 2006-October 2010); Partner and General Counsel of FrontPoint Partners LLC (July 2002 to December 2006); Managing Director and General Counsel of Morgan Stanley Investment Management (May 2000 to June 2002).

Mary Ann Picciotto (38) c/o Morgan Stanley Services Company Inc. Harborside Financial Center 201 Plaza Two Jersey City, NJ 07311	Chief Compliance Officer	Since May 2010	Executive Director of the Adviser and various entities affiliated with the Adviser; Chief Compliance Officer of various Morgan Stanley Funds (since May 2010); Chief Compliance Officer of the Adviser (since April 2007).

Stefanie V. Chang Yu (45) 522 Fifth Avenue New York, NY 10036	Vice President	Since December 1997	Managing Director of the Adviser and various entities affiliated with the Adviser; Vice President of various Morgan Stanley Funds (since December 1997). Formerly, Secretary of the Adviser and various entities affiliated with the Adviser.

Francis J. Smith (46) c/o Morgan Stanley Services Company Inc. Harborside Financial Center 201 Plaza Two Jersey City, NJ 07311	Treasurer and Principal Financial Officer	Treasurer since July 2003 and Principal Financial Officer since September 2002	Executive Director of the Adviser and various entities affiliated with the Adviser; Treasurer and Principal Financial Officer of various Morgan Stanley Funds (since July 2003).

Mary E. Mullin (44) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Adviser and various entities affiliated with the Adviser; Secretary of various Morgan Stanley Funds (since June 1999).

  *  Each Officer serves an indefinite term, until his or her successor is elected.

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Services Company Inc.
P.O. Box 219886
Kansas City, Missouri 64121

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2011 Morgan Stanley

INVESTMENT MANAGEMENT

Morgan Stanley
Flexible Income Trust

Annual Report

October 31, 2011

DINANN
IU11-02589P-Y10/11

Item 2.             Code of Ethics.

(a)                                  The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)                                 No information need be disclosed pursuant to this paragraph.

(c)                                  Not applicable.

(d)                                 Not applicable.

(e)                                  Not applicable.

(f)

(1)                                  The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.

(2)                                  Not applicable.

(3)                                  Not applicable.

Item 3.             Audit Committee Financial Expert.

The Fund’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification

3

Item 4.             Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

2011

	Registrant			Covered Entities(1)
Audit Fees		$56,025		N/A

Non-Audit Fees
Audit-Related Fees			$(2)	$6,501,000	(2)
Tax Fees		$5,254	(3)	$1,350,000	(4)
All Other Fees	$			$
Total Non-Audit Fees		$5.254		$7,851,000

Total		$61,279		$7,851,000

2010

	Registrant			Covered Entities(1)
Audit Fees		$62,250		N/A

Non-Audit Fees
Audit-Related Fees			$(2)	$6,909,000	(2)
Tax Fees		$6,127	(3)	$1,013,000	(4)
All Other Fees	$				$(5)
Total Non-Audit Fees		$6,127		$7,922,000

Total		$68,377		$7,922,000

N/A- Not applicable, as not required by Item 4.

(1)          Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2)          Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)          Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.

(4)          Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.

(5)          All other fees represent project management for future business applications and improving business and operational processes.

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(e)(1) The audit committee’s pre-approval policies and procedures are as follows:

APPENDIX A

AUDIT COMMITTEE

AUDIT AND NON-AUDIT SERVICES

PRE-APPROVAL POLICY AND PROCEDURES

OF THE

MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004,(1)

1.              Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor.  The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid.  Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”).  The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors.  As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors.  Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee.  The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise.  The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee.  The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

(1)                                  This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

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The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities.  It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

2.              Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members.  The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.              Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements.  These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit.  The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide.  Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1.  All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.              Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors.  Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters

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not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.  All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.              Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3.  All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.              All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.  Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.              Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.              Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be

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rendered.  The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee.  The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors.  Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy.  The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring.  Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.

9.              Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.       Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s).  Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund.  This list of Covered Entities would include:

Morgan Stanley Retail Funds

Morgan Stanley Investment Advisors Inc.

Morgan Stanley & Co. Incorporated

Morgan Stanley DW Inc.

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley Services Company, Inc.

Morgan Stanley Distributors Inc.

Morgan Stanley Trust FSB

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Morgan Stanley Institutional Funds

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Advisors Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley & Co. Incorporated

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP

(e)(2)  Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f)     Not applicable.

(g)    See table above.

(h)    The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a)          The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:

Joseph Kearns, Michael Nugent and Allen Reed.

(b) Not applicable.

Item 6. Schedule of Investments

(a) Refer to Item 1.

(b) Not applicable.

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Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Flexible Income Trust

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
December 15, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
December 15, 2011

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 15, 2011

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